Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000232082 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	37.94%
C000232082 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	16.77%
C000232082 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000232082 | Vanguard Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232082 | United States Treasury Bill 04/17/2025
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232082 | Fannie Mae Pool 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232082 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000232082 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000232082 | Ginnie Mae II Pool 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000232082 | U.S. Treasury Note 09/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000232082 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	37.96%
C000232082 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	22.39%
C000232082 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000232082 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000232082 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000232082 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232082 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000232082 | Equities
Holdings [Line Items]
Percent of Net Asset Value	65.64%
C000232082 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.36%
C000232083 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	37.94%
C000232083 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	16.77%
C000232083 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000232083 | Vanguard Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232083 | United States Treasury Bill 04/17/2025
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232083 | Fannie Mae Pool 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232083 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000232083 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000232083 | Ginnie Mae II Pool 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000232083 | U.S. Treasury Note 09/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000232083 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	37.96%
C000232083 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	22.39%
C000232083 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	16.78%
C000232083 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000232083 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000232083 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232083 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000232083 | Equities
Holdings [Line Items]
Percent of Net Asset Value	65.64%
C000232083 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	34.36%